Deferred Acquisition Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred acquisition costs beginning balance	$ 58,572	$ 46,808
Acquisition costs deferred	163,946	117,738
Amortization charged to income	(140,983)	(105,974)
Deferred acquisition costs ending balance	$ 81,535	$ 58,572